Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	Fiscal year ending December 31:
2022	573
2023	294
2024	42
Total minimum lease payments	909